Property and equipment	3 Months Ended
Mar. 31, 2024
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Total
	$	$	$	$
Cost
Balance – December 31, 2023	3,598	1,973	348	5,919
Additions	203	—	—	203
Effects of foreign exchange	(69)	(37)	(12)	(118)
Balance – March 31, 2024	3,732	1,936	336	6,004

Accumulated depreciation
Balance – December 31, 2023	2,382	1,328	101	3,811
Depreciation	216	81	3	300
Effects of foreign exchange	(43)	(19)	(4)	(66)
Balance – March 31, 2024	2,555	1,390	100	4,045

Carrying value
Balance – December 31, 2023	1,216	645	247	2,108
Balance – March 31, 2024	1,177	546	236	1,959